Changes in Accounting Policies	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Changes in Accounting Policies	2. Changes in Accounting Policies
2.A New and Amended International Financial Reporting Standards Adopted in 2024
In September 2022, the IASB issued amendments to IFRS 16 Leases to add subsequent measurement requirements for sale and leaseback transactions that satisfy the requirements in IFRS 15 Revenue from Contracts with Customers to be accounted for as a sale. The amendments require a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The adoption of this amendment, effective January 1, 2024, did not have a material impact on our Consolidated Financial Statements.
2.B New and Amended International Financial Reporting Standards to be Adopted in 2025 or Later
In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements ("IFRS 18") which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements on presentation within the statement of profit or loss, disclosure of management-defined performance measures, and principles for aggregation and disaggregation of financial information in the financial statements and the notes. IFRS 18 will be effective for annual reporting periods beginning on or after January 1, 2027. IFRS 18 is to be applied retrospectively. We are currently assessing the impact that IFRS 18 will have on our Consolidated Financial Statements.

In May 2024, the IASB issued amendments to IFRS 9 and IFRS 7 Financial Instruments: Disclosures. The amendments clarify the derecognition of a financial liability settled through electronic transfer and introduces an accounting policy option to derecognize a financial liability settled through electronic transfer before the settlement date, if specific criteria are met. The amendments additionally clarify the classification of financial assets with environmental, social and corporate governance and similar features and also required additional disclosures for certain financial instruments. The amendments will be effective for annual reporting periods beginning on or after January 1, 2026. The amendments are to be applied retrospectively. We are currently assessing the impact of these amendments on our Consolidated Financial Statements.